POWERSHARES EXCHANGE-TRADED FUND TRUST

SUPPLEMENT DATED OCTOBER 6, 2017

TO THE PROSPECTUS DATED AUGUST 28, 2017 FOR:

PowerShares DWA Momentum Portfolio

PowerShares Dynamic Large Cap Growth Portfolio

PowerShares Water Resources Portfolio

The Prospectus is revised as follows:

Effective immediately, on page 253, the section titled “Additional Information About the Funds’ Strategies and Risks—Non-Principal Investment Strategies—Securities Lending” is deleted and replaced with the following:

“Securities Lending

Each of PowerShares BuyBack AchieversTM Portfolio, PowerShares CleantechTM Portfolio, PowerShares Dividend AchieversTM Portfolio, PowerShares DWA Basic Materials Momentum Portfolio, PowerShares DWA Consumer Cyclicals Momentum Portfolio, PowerShares DWA Consumer Staples Momentum Portfolio, PowerShares DWA Energy Momentum Portfolio, PowerShares DWA Healthcare Momentum Portfolio, PowerShares DWA Momentum Portfolio, PowerShares DWA Technology Momentum Portfolio, PowerShares DWA Utilities Momentum Portfolio, PowerShares Dynamic Biotechnology & Genome Portfolio, PowerShares Dynamic Building & Construction Portfolio, PowerShares Dynamic Energy Exploration & Production Portfolio, PowerShares Dynamic Large Cap Growth Portfolio, PowerShares Dynamic Market Portfolio, PowerShares Dynamic Networking Portfolio, PowerShares Dynamic Oil & Gas Services Portfolio, PowerShares Dynamic Pharmaceuticals Portfolio, PowerShares Dynamic Retail Portfolio, PowerShares Financial Preferred Portfolio, PowerShares FTSE RAFI US 1000 Portfolio, PowerShares FTSE RAFI US 1500 Small-Mid Portfolio, PowerShares Global Listed Private Equity Portfolio, PowerShares Golden Dragon China Portfolio, PowerShares High Yield Equity Dividend AchieversTM Portfolio, PowerShares International Dividend AchieversTM Portfolio, PowerShares NASDAQ Internet Portfolio, PowerShares Russell Midcap Equal Weight Portfolio, PowerShares Russell Midcap Pure Growth Portfolio, PowerShares Russell Midcap Pure Value Portfolio, PowerShares Russell 2000 Equal Weight Portfolio, PowerShares Russell 2000 Pure Growth Portfolio, PowerShares Russell 2000 Pure Value Portfolio, PowerShares Russell Top 200 Pure Growth Portfolio, PowerShares WilderHill Clean Energy Portfolio, PowerShares Water Resources Portfolio, PowerShares WilderHill Progressive Energy Portfolio and PowerShares Zacks Micro Cap Portfolio may lend its portfolio securities to brokers, dealers, and other financial institutions. In connection with such loans, each such Fund receives liquid collateral equal to at least 102% (105% for international securities) of the value of the loaned portfolio securities. This collateral is marked-to-market on a daily basis.”

Please Retain This Supplement for Future Reference.

P-PS-PRO-1-SUP-2 100617

POWERSHARES EXCHANGE-TRADED FUND TRUST

SUPPLEMENT DATED OCTOBER 6, 2017 TO THE

STATEMENT OF ADDITIONAL INFORMATION DATED AUGUST 28, 2017 FOR:

PowerShares DWA Momentum Portfolio

PowerShares DWA Utilities Momentum Portfolio

PowerShares Dynamic Large Cap Growth Portfolio

PowerShares Financial Preferred Portfolio

PowerShares Water Resources Portfolio

Effective immediately, on page 71, the disclosure in the section titled “MANAGEMENT—Securities Lending Agents” is deleted and replaced with the following:

“Securities Lending Agents. Brown Brothers Harriman & Co. (“BBH”) acts as the securities lending agent for PowerShares BuyBack Achievers™ Portfolio, PowerShares DWA Consumer Staples Momentum Portfolio, PowerShares DWA Energy Momentum Portfolio, PowerShares DWA Healthcare Momentum Portfolio, PowerShares DWA Momentum Portfolio, PowerShares DWA Technology Momentum Portfolio, PowerShares DWA Utilities Momentum Portfolio, PowerShares Dividend Achievers™ Portfolio, PowerShares Dynamic Biotechnology & Genome Portfolio, PowerShares Dynamic Building & Construction Portfolio, PowerShares Dynamic Large Cap Growth Portfolio, PowerShares Dynamic Retail Portfolio, PowerShares FTSE RAFI US 1000 Portfolio, PowerShares FTSE RAFI US 1500 Small-Mid Portfolio, PowerShares Global Listed Private Equity Portfolio, PowerShares High Yield Equity Dividend Achievers™ Portfolio, PowerShares International Dividend Achievers™ Portfolio, PowerShares NASDAQ Internet Portfolio, PowerShares Russell 2000 Pure Growth Portfolio, PowerShares Russell Midcap Equal Weight Portfolio, PowerShares Russell Midcap Pure Growth Portfolio, PowerShares Russell Midcap Pure Value Portfolio, PowerShares Russell Top 200 Pure Growth Portfolio, PowerShares Russell 2000 Pure Value Portfolio, PowerShares Water Resources Portfolio, PowerShares WilderHill Progressive Energy Portfolio and PowerShares Zacks Micro Cap Portfolio. Citibank N.A. (“Citi”) acts as the securities lending agent for PowerShares Cleantech™ Portfolio, PowerShares DWA Basic Materials Momentum Portfolio, PowerShares DWA Consumer Cyclicals Momentum Portfolio, PowerShares Dynamic Energy Exploration & Production Portfolio, PowerShares Dynamic Market Portfolio, PowerShares Dynamic Networking Portfolio, PowerShares Dynamic Oil & Gas Services Portfolio, PowerShares Dynamic Pharmaceuticals Portfolio, PowerShares Financial Preferred Portfolio, PowerShares Golden Dragon China Portfolio, PowerShares Russell 2000 Equal Weight Portfolio and PowerShares WilderHill Clean Energy Portfolio.”

Please Retain This Supplement For Future Reference.

P-PS-SOAI-I-SUP-1 100617